Note 4 - Segmented Financial Information - Summary of Reportable Segments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Voyage revenue	$ 793,639	$ 460,319	$ 478,109
Vessels' operating expenses	(179,981)	(117,054)	(116,101)
Depreciation	(136,958)	(108,700)	(113,462)
Amortization of dry-docking and special survey costs	(10,433)	(9,056)	(8,948)
Gain / (loss) on sale of vessels, net	45,894	(79,120)	(19,589)
Interest income	1,587	1,827	3,349
Interest and finance costs	(86,047)	(68,702)	(89,007)
Income from equity method investments	12,859	16,195	11,369
Net income for the year	435,121	8,877	$ 98,999
Total Assets	4,407,041	$ 3,010,516
Container Vessels Segment [Member] | Operating Segments [Member]
Voyage revenue	678,292
Vessels' operating expenses	(151,452)
Depreciation	(125,811)
Amortization of dry-docking and special survey costs	(10,346)
Gain / (loss) on sale of vessels, net	45,894
Interest income	1,587
Interest and finance costs	(81,887)
Income from equity method investments	0
Net income for the year	303,490
Total Assets	3,672,212
Dry Bulk Vessels Segment [Member] | Operating Segments [Member]
Voyage revenue	115,347
Vessels' operating expenses	(28,529)
Depreciation	(11,147)
Amortization of dry-docking and special survey costs	(87)
Gain / (loss) on sale of vessels, net	0
Interest income	0
Interest and finance costs	(4,160)
Income from equity method investments	0
Net income for the year	56,814
Total Assets	714,957
Other [Member]
Voyage revenue	0
Vessels' operating expenses	0
Depreciation	0
Amortization of dry-docking and special survey costs	0
Gain / (loss) on sale of vessels, net	0
Interest income	0
Interest and finance costs	0
Income from equity method investments	12,859
Net income for the year	74,817
Total Assets	19,872
Total [Member]
Voyage revenue	793,639
Vessels' operating expenses	(179,981)
Depreciation	(136,958)
Amortization of dry-docking and special survey costs	(10,433)
Gain / (loss) on sale of vessels, net	45,894
Interest income	1,587
Interest and finance costs	(86,047)
Income from equity method investments	12,859
Net income for the year	435,121
Total Assets	$ 4,407,041